Income Taxes - Schedule of Significant Components of the Company’s Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net loss carryforwards	$ 9,877,997	$ 9,235,425
Capital loss carryforwards	66,837	66,063
Stock-based compensation	1,034,960	518,372
Research and development	317,681	131,690
Accruals	30,177
Deferred asset before valuation allowance	11,327,652	9,951,550
Valuation allowance	(11,327,652)	(9,951,550)
Net deferred tax asset